Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	449,211,647.79	25,390
Yield Supplement Overcollateralization Amount 07/31/23	8,162,673.03	0
Receivables Balance 07/31/23	457,374,320.82	25,390
Principal Payments	17,946,429.15	434
Defaulted Receivables	489,513.64	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	7,612,623.73	0
Pool Balance at 08/31/23	431,325,754.30	24,926

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.49%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,425,247.36	291
Past Due 61-90 days	2,004,586.15	89
Past Due 91-120 days	259,354.86	12
Past Due 121+ days	0.00	0
Total	8,689,188.37	392

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Delinquency Trigger Occurred	NO

Recoveries	320,701.05
Aggregate Net Losses/(Gains) - August 2023	168,812.59
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	0.92%
Second Prior Net Losses/(Gains) Ratio	0.07%
Third Prior Net Losses Ratio/(Gains)	-0.14%
Four Month Average	0.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.37%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	3.85%
Weighted Average Contract Rate, Yield Adjusted	5.13%
Weighted Average Remaining Term	39.45

Flow of Funds	$ Amount
Collections	19,746,288.82
Investment Earnings on Cash Accounts	21,274.80
Servicing Fee	(381,145.27)
Transfer to Collection Account	-
Available Funds	19,386,418.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	159,969.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	12,036,745.43
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,300,489.44

Total Distributions of Available Funds	19,386,418.35

Servicing Fee	381,145.27
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	443,362,499.73
Principal Paid	17,885,893.49
Note Balance @ 09/15/23	425,476,606.24

Class A-1
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-3
Note Balance @ 08/15/23	290,492,499.73
Principal Paid	17,885,893.49
Note Balance @ 09/15/23	272,606,606.24
Note Factor @ 09/15/23	70.8050716%

Class A-4
Note Balance @ 08/15/23	100,230,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	100,230,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	35,090,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	35,090,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	17,550,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	17,550,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	200,035.42
Total Principal Paid	17,885,893.49
Total Paid	18,085,928.91

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	106,513.92
Principal Paid	17,885,893.49
Total Paid to A-3 Holders	17,992,407.41

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1714261
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.3278317
Total Distribution Amount	15.4992578

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2766523
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.4556596
Total A-3 Distribution Amount	46.7323119

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	672.97
Noteholders' Principal Distributable Amount	327.03

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	2,924,574.03
Investment Earnings	12,970.98
Investment Earnings Paid	(12,970.98)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,742,702.67	$2,842,697.73	$3,232,624.32
Number of Extensions	117	121	135
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.60%	0.65%